SUPPLEMENTARY INFORMATION (Schedule of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Trade - allowance for doubtful accounts
Balance at beginning of year	$ 63	$ 9
Charged to statement of operations	(13)	54
Balance at end of year	50	63
Other:
Prepaid expenses	73	52
Israeli Government departments and agencies	86	69
Total other assets	$ 159	$ 121